Equity-Based Compensation - Unit option - Other (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2022 D $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Options granted (in shares) | shares	274,868
Stock based compensation expenses | $	$ 0.6	$ 0.5	$ 0.4
Compensation cost not yet recognized | $	$ 0.3
2022 Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of trading days | D	10
Number of Consecutive Trading Days | D	30
Share price (in dollars per share) | $ / shares	$ 18.50
Restricted Awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock based compensation expenses | $	$ 0.3	$ 0.8	$ 1.2
Restricted Awards | 2022 Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of trading days | D				10
Number of Consecutive Trading Days | D				30
Share price (in dollars per share) | $ / shares				$ 18.50
Employee
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	4 years
Option expiration period	10 years
Period to recognized compensation cost	4 years
Options outstanding, intrinsic value | $	$ 12.3
Employee | Vesting tranche 1 | Vesting option of four years of continuous service by the employee
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	4 years
Employee | Vesting tranche 2 | Realization of cash proceeds on all CEP Units
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	1 year